UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F
		                     FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1999, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2000.


Report for the Calendar Year or Quarter Ended: __09/30/99_____

Check here if Amendment [X]; Amendment Number: __2___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __05/12/00__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______8_______

Form 13F Information Table Entry Total: _____31_____

Form 13F Information Table Value Total: $___298,252___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5      801-36639                 Westmed Venture Management LP
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 09/30/99
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR                       SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   SHARED    OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C) MANAGER   (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___ _______   ___      ___      ___

LORAL SPACE & COMMUNICATIONS    PFD CO G56462149   4,266,923     86,749    86,749                          86,749
ADAPTIVE BROADBAND CORP         SB NT  00650MAA2     143,307    120,000   120,000                         120,000
ALZA CORP DEL                   SUB DB 022615AD0   3,205,725  2,593,000 2,593,000                        2593,000
AMKOR TECHNOLOGY INC            SB NT  031652AA8  14,506,214 10,913,00010,913,000                       10913,000
ANTEC CORP                      SUB NT 03664PAB1   4,895,659  2,123,000 2,123,000                        2123,000
APPLIED MAGNETICS CP DEL        SUB DB 038213AA2     329,559  1,902,000 1,902,000                        1902,000
AVATAR HLDGS INC                SUB NT 053494AD2   8,230,300  8,879,000 8,879,000                        8879,000
CELLSTAR CORP                   SUB NT 150925AC9   3,993,740  5,508,000 5,508,000                        5508,000
CENTOCOR INC                    SB DB  152342AE1  10,123,423  7,690,000 7,690,000                        7690,000
CENTRAL GARDEN & PET CO         SUB NT 153527AC0   2,157,287  2,885,000 2,885,000                        2885,000
COMVERSE TECHNOLOGY INC         COM PA 205862402      94,312      1,000     1,000                           1,000
CONEXANT SYSTEMS INC            SB NT  207142AA8   6,871,360  4,000,000 4,000,000                        4000,000
DIAMOND OFFSHORE DRILLING INC   COM    25271C102      50,062      1,500     1,500                           1,500
EMC CORP                        SB NT  26865YAA2 124,736,462 19,738,00019,738,000                       19738,000
HEALTHSOUTH CORP                SB DB  421924AF8   6,089,808  7,769,000 7,769,000                        7769,000
HOME DEPOT INC                  SB NT  437076AE2  62,960,232 21,079,00021,079,000                       21079,000
HUTCHINSON TECHNOLOGY INC       SB NT  448407AC0   8,828,183  7,765,000 7,765,000                        7765,000
INTERPUBLIC GROUP COS INC       SB NT  460690AF7   3,927,200  3,346,000 3,346,000                        3346,000
MAGNA INTL INC                  SUB DE 559222AE4   3,035,850  3,000,000 3,000,000                        3000,000
MAIL-WELL INC                   SUB NT 560321AD3     960,759    985,000   985,000                         985,000
MICRON TECHNOLOGY INC           SUB NT 595112AB9   4,121,355  3,500,000 3,500,000                        3500,000
OMNICOM GROUP INC               SB DB  681919AE6   8,904,000  3,500,000 3,500,000                        3500,000
PHILIPPINE LONG DISTANCE TEL    SPONSO 718252703   1,884,375     45,000    45,000                          45,000
SEALED AIR CORP NEW             PFD CV 81211K209     647,077     12,700    12,700                          12,700
SEPRACOR INC                    SB DB  817315AE4   5,635,105  3,260,000 3,260,000                        3260,000
SIEBEL SYS INC                  COM    826170102     173,225      2,600     2,600                           2,600
SPEEDWAY MOTORSPORTS INC        SB DB  847788AC0   2,307,261  1,538,000 1,538,000                        1538,000
TOWER AUTOMOTIVE INC            SB NT  891707AE1   2,405,525  2,500,000 2,500,000                        2500,000
UNITED STATES CELLULAR CORP     LYON Z 911684AA6      60,219     90,000    90,000                          90,000
WASTE MGMT INC DEL              SUB NT 94106LAA7     889,010  1,000,000 1,000,000                        1000,000
WESTERN DIGITAL CORP            SB DB  958102AH8   1,818,715 11,362,00011,362,000                       11362,000
                                 PAGE TOTAL      298,252,232
                                GRAND TOTAL      298,252,232

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